Information about the main subsidiaries (Tables)	12 Months Ended
Jun. 30, 2025
Information about the main subsidiaries
Schedule of information about principal subsidiaries
	Direct interest of non-controlling interest % (1)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Net assets	Book value of non-controlling interests
	Year ended June 30, 2025
Subsidiaries with direct participation of Cresud
IRSA	45.94%	562,836	2,799,233	338,831	1,351,271	1,671,967	768,102
Subsidiaries with indirect participation of Cresud
Brasilagro	64.78%	284,979	716,052	147,629	247,625	605,777	392,422
	Year ended June 30, 2024
Subsidiaries with direct participation of Cresud
IRSA	44.60%	317,494	2,807,977	383,285	1,135,457	1,606,729	716,601
Subsidiaries with indirect participation of Cresud
Brasilagro	64.78%	271,274	737,948	127,187	250,148	631,887	409,336
	Revenues	Net income / (loss)	Total comprehensive (loss) / income	Total comprehensive income/ (loss) attributable to non-controlling interest	Cash of operating activities	Cash of investing activities	Cash of financial activities	Net Increase/ (decrease) in cash and cash equivalents	Dividends distribution to non-controlling shareholders
	Year ended June 30, 2025
Subsidiaries with direct participation of Cresud
IRSA	468,526	196,118	(802)	936	260,719	(82,271)	35,515	213,963	(50,061)
Subsidiaries with indirect participation of Cresud
Brasilagro	197,213	46,968	2,138	1,385	(27,273)	34,221	(13,412)	(6,464)	-
	Year ended June 30, 2024
Subsidiaries with direct participation of Cresud
IRSA	458,059	(47,127)	(5,319)	(6,520)	144,309	116,065	(266,206)	(5,832)	(137,026)
Subsidiaries with indirect participation of Cresud
Brasilagro	225,596	59,000	(46,137)	(28,661)	12,474	1,360	(71,560)	(57,726)	-